Fair Value of Financial Instruments (Fair Value of Financial Assets and Financial Liabilities Measured on Recurring Basis, Fair Value Level 2) (Details)	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Equities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Equities [Member] Level 2 [Member] USD ($)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Equities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Private Equity [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Japanese Agency and Municipal Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Japanese Agency and Municipal Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Japanese Agency and Municipal Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Foreign Government, Agency and Municipal Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Foreign Government, Agency and Municipal Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Foreign Government, Agency and Municipal Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Bank and Corporate Debt Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Bank and Corporate Debt Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Bank and Corporate Debt Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Residential Mortgage-Backed Securities (RMBS) [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Residential Mortgage-Backed Securities (RMBS) [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Residential Mortgage-Backed Securities (RMBS) [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Mortgage and Other Mortgage-Backed Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Mortgage and Other Mortgage-Backed Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Mortgage and Other Mortgage-Backed Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Collateralized Debt Obligation (CDO) [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Collateralized Debt Obligation (CDO) [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Collateralized Debt Obligation (CDO) [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Equity Contracts [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Equity Contracts [Member] Level 2 [Member] USD ($)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Equity Contracts [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Interest Rate Contracts [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Interest Rate Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Interest Rate Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Credit Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Credit Contracts [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Credit Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Commodity Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Commodity Contracts [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Commodity Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Level 2 [Member] USD ($)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Equities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equities [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Trading Liabilities [Member] Equities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Japanese Agency and Municipal Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Japanese Agency and Municipal Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Government, Agency and Municipal Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Government, Agency and Municipal Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Trading Liabilities [Member] Foreign Government, Agency and Municipal Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Bank and Corporate Debt Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Bank and Corporate Debt Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Bank and Corporate Debt Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Residential Mortgage-Backed Securities (RMBS) [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Trading Liabilities [Member] Residential Mortgage-Backed Securities (RMBS) [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Collateralized Debt Obligation (CDO) [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 2 [Member] USD ($)		Mar. 31, 2010 Trading Liabilities [Member] Equity Contracts [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Trading Liabilities [Member] Credit Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Commodity Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Level 2 [Member] USD ($)		Mar. 31, 2010 Trading Liabilities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] USD ($)	Mar. 31, 2010 Level 2 [Member] JPY (¥)
Total cash instruments							¥ 1,230,000,000,000	[1],[2]	$ 14,870,000,000	[1],[2]	¥ 1,068,000,000,000	[1],[2]	¥ 0	$ 1,920,000,000	¥ 159,000,000,000	¥ 2,000,000,000	¥ 789,000,000,000	$ 9,530,000,000	¥ 1,040,000,000,000	¥ 1,568,000,000,000	$ 18,940,000,000	¥ 1,599,000,000,000	¥ 171,000,000,000	$ 2,060,000,000	¥ 110,000,000,000	¥ 1,963,000,000,000	$ 23,720,000,000	¥ 1,015,000,000,000	$ 20,000,000	¥ 2,000,000,000	¥ 47,000,000,000	$ 870,000,000	¥ 72,000,000,000	¥ 32,000,000,000	¥ 29,000,000,000	$ 350,000,000	¥ 53,000,000,000																			$ 72,280,000,000	[2]	¥ 5,983,000,000,000	[2]	¥ 4,966,000,000,000
Total derivatives	204,420,000,000		16,919,000,000,000		16,386,000,000,000																																	721,000,000,000	[3]	8,710,000,000	[3]	650,000,000,000	[3]	141,980,000,000	11,750,000,000,000	11,849,000,000,000	1,863,000,000,000	22,510,000,000	1,751,000,000,000	1,266,000,000,000	15,300,000,000	701,000,000,000	64,000,000,000	770,000,000	24,000,000,000	189,270,000,000	[3]	15,664,000,000,000	[3]	14,975,000,000,000	[3]
Sub Total																																																								261,550,000,000		21,647,000,000,000		19,941,000,000,000
Loans and receivables																																																								6,560,000,000	[4]	543,000,000,000	[4]	674,000,000,000	[4]
Collateralized agreements	183,136,000,000		15,156,318,000,000		12,467,213,000,000																																																			10,920,000,000	[5]	904,000,000,000	[5]
Other assets																																																								960,000,000		79,000,000,000		26,000,000,000
Total																																																										23,173,000,000,000																																													279,990,000,000	20,641,000,000,000
Fair Value Disclosure Cash And Cash Equivalents																																																														91,000,000,000	1,100,000,000	196,000,000,000	2,000,000,000	20,000,000	509,000,000,000	6,160,000,000	426,000,000,000	3,820,000,000	316,000,000,000	257,000,000,000	1,000,000,000	10,000,000	0	2,000,000,000	0																					11,110,000,000		881,000,000,000		919,000,000,000
Total derivatives	203,720,000,000	[6]	16,860,000,000,000	[6]	16,132,000,000,000	[6]																																																																								784,000,000,000	[3]	9,470,000,000	[3]	790,000,000,000	[3]	143,320,000,000	11,861,000,000,000	11,742,000,000,000	1,835,000,000,000	22,170,000,000	1,660,000,000,000	16,200,000,000	1,341,000,000,000	765,000,000,000	990,000,000	82,000,000,000	25,000,000,000	15,903,000,000,000	[3]	192,150,000,000	[3]	14,982,000,000,000	[3]
Sub Total																																																																																																16,822,000,000,000		203,260,000,000		15,863,000,000,000
Short-term borrowings																																																																																																182,000,000,000	[7]	2,210,000,000	[7]	101,000,000,000	[7]
Payables and deposits																																																																																																0	[8]	0	[8]	0	[8]
Collateralized financing	165,375,000,000		13,686,438,000,000		11,216,481,000,000																																																																																											332,000,000,000	[5]	4,010,000,000	[5]
Long-term borrowings	98,830,000,000		8,179,000,000,000		6,984,000,000,000																																																																																											1,663,000,000,000	[10],[7],[9]	20,090,000,000	[10],[7],[9]	1,521,000,000,000	[10],[7],[9]
Other liabilities																																																																																																				3,000,000,000
Total																																																																																																¥ 18,999,000,000,000							$ 229,570,000,000	¥ 17,488,000,000,000

[1]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[2]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.
[4]	Includes loans elected for the fair value option.
[5]	Includes collateralized agreements or collateralized financing elected for the fair value option.
[6]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[7]	Includes structured notes elected for the fair value option.
[8]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[9]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[10]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.